Stock Based Compensation	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Stock Based Compensation [Abstract]
Stock Based Compensation
12.	Stock Based Compensation

During the nine months ended June 30, 2015, the Company recognized stock-based compensation expense totaling $478,079, of which $91,000 was for payment of consulting services through the issuance of 35,000 common shares, $305,532 was recognized through the vesting of 160,986 common stock options, and $81,547 from the amortization of prepaid consulting fees compensated through the granting of 575,000 options (See Note 15).

During the nine months ended June 30, 2014, the Company recognized stock-based compensation expense totaling $1,448,762, of which $14,500 was recognized through the issuance of 2,500 common shares to the Company’s Chief Financial Officer, $625,320 was recognized through the vesting of 335,000 common stock options and $808,942 from the amortization of prepaid consulting fees compensated through the granting of 575,000 options.

12. Stock Based Compensation

During the year ended September 30, 2014, the Company recognized stock-based compensation expense totaling $2,094,970, of which $14,500 was recognized through the issuance of 2,500 common shares to the Company's Chief Financial Officer, $998,917 was recognized through the vesting of 626,633 common stock options, and $1,081,553 from the amortization of prepaid consulting fees compensated through the granting of 575,000 options (See Note 5). During the year ended September 30, 2013, the Company recognized stock-based compensation expense totaling $2,242,606, of which $1,349,809 was recognized through the vesting of 583,240 common stock options, $489,726 was recognized on the November 30, 2012 modification of certain options previously granted, and $403,071 from the amortization of prepaid consulting fees compensated through the granting of 575,000 options (See Note 5).